Summary of significant accounting policies - Long term investments (Details)	12 Months Ended
	Dec. 31, 2019 entity	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Long-term investments
Number of significant influence entities held | entity	2
Acquired equity interest through nominee arrangement
Long-term investments
Payments to acquire equity interest			¥ 40,000,000
Equity interest acquired (in percentage)			40.00%
Jiangxi Ruijing
Long-term investments
Payments to acquire equity interest		¥ 225,000,000
Equity interest acquired (in percentage)		15.00%
Private entities
Long-term investments
Payments to acquire equity interest			¥ 15,000,000
Equity interest acquired (in percentage)			10.00%